Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the period	$ (8,061,000)	$ 1,765,000	$ (10,346,000)	$ (12,553,325)	$ (4,409,785)
Adjustments to reconcile net (income) loss to net cash used in operating activities:
Stock-based compensation expense	10,000	1,546,000	648,000	1,252,366	218,154
Forgiveness of Paycheck Protection Program loan		(190,000)
Accretion of debt discounts	257,000		755,000	755,401	1,120,872
Loss on extinguishment of debt	6,027,000		6,027,000	6,026,654
Warrant inducement			845,000	845,415
Write-down of inventory		177,000	3,000	553,046	44,786
Change in fair value of derivative liability					(426,019)
Issuance of common shares for services			119,000	429,582	514,339
Issuance of convertible notes payable for services					112,500
Shares to be issued for services			43,000		20,000
Cancellation of shares for services					(19,996)
Issuance of warrants for payment of accrued interest				124,603	249,376
Depreciation and amortization	10,000	217,000	77,000	177,181	46,844
Amortization of debt issuance costs		9,000
Operating lease costs		83,000	29,000	138,599
Amortization of patent rights				64,873	7,332
Selling loss on sales-type lease		33,000
Changes in assets and liabilities, net of acquisition:
Accounts receivable		138,000	82,000	(432,907)	(419,341)
Deferred revenue		(3,227,000)	137,000	4,891,245
Inventory		(1,407,000)	(239,000)	(4,491,329)	(875,413)
Prepaid expenses and other current assets		422,000	(48,000)	(1,022,802)	(226,060)
Net investment in sales-type lease		(6,000)
Other assets		(1,000)		(16,613)
Accounts payable and accrued liabilities		(2,358,000)	147,000	5,937,818	270,177
Operating lease liabilities		(65,000)	(130,000)	(250,540)
Accrued interest			234,000	108,488
NET CASH USED IN OPERATING ACTIVITIES		(2,864,000)	(1,617,000)	2,537,755	(3,772,234)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of patent rights		(37,000)	(80,000)	(80,000)
Cash paid for Roboro acquisition, net of cash acquired			(489,000)	(488,852)
Cash paid for asset acquisition, net of cash acquired		(3,702,000)
Purchases of property and equipment		(116,000)	(147,000)	(1,426,434)	(245,971)
NET CASH USED IN INVESTING ACTIVITIES		(3,855,000)	(716,000)	(1,995,286)	(245,971)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from warrant exercises		1,217,000	3,218,000	7,223,979
Proceeds from stock option exercises		35,000		10,431
Payment of debt issuance costs		(83,000)
Proceeds from Roboro sellers for common stock			500,000	500,000
Proceeds from convertible notes					5,068,265
Proceeds from notes payable				190,300
Payment of cash for stock to be issued				(20,000)
Repayment of notes payable				(136,748)
Repayment of secured convertible notes					(1,035,930)
Proceeds from Paycheck Protection Program loan			190,000
Proceeds from line of credit		1,500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		2,669,000	3,908,000	7,767,962	4,032,335
Effects of foreign currency exchange rate changes		(261,000)	58,000	171,304	(22,617)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH FOR THE PERIOD		(4,311,000)	1,633,000	8,481,735	(8,487)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD		9,656,000	1,174,000	1,174,000	1,182,387
CASH AND RESTRICTED CASH, END OF PERIOD	$ 2,807,000	5,345,000	$ 2,807,000	9,656,000	1,174,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
INCOME TAXES PAID
Interest paid		$ 14,000		$ 988,493	$ 161,595